Insurance-Related Accounts (Policyholders' Account in Life Insurance Business) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 4,331,065	¥ 3,642,271
Universal Life Insurance
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	3,067,791	2,611,577
Investments Contracts
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	1,103,785	885,690
Other
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 159,489	¥ 145,004